UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-23220

Fiera Capital Series Trust

(Exact name of Registrant as specified in charter)

375 Park Avenue, 8th Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Copy to:

Stephen A. McShea

Fiera Capital, Inc.

375 Park Avenue, 8th Floor

New York, New York 10152

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

FORM N-Q

Item 1. Schedule of Investments.

Global Equity Focused Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Description	Shares	Value
Common Stocks — 100.6%
India — 3.4%
HDFC Bank, Ltd., ADR	4,036	$410,340
Japan — 7.3%
Keyence Corp.	1,571	877,610
Netherlands — 5.9%
Unilever NV	12,594	709,111
Sweden — 3.3%
Svenska Handelsbanken AB	28,815	393,787
Switzerland — 12.3%
Cie Financiere Richemont SA	4,368	395,581
Nestle SA	6,824	586,672
Roche Holding AG	1,934	488,997
		1,471,250
United Kingdom — 9.3%
Diageo PLC	16,650	610,262
InterContinental Hotels Group PLC	7,950	505,629
		1,115,891
United States — 59.1%
3M Co.	2,887	679,513
Becton, Dickinson and Co.	2,979	637,685
Colgate-Palmolive Co.	6,767	510,570
Graco, Inc.	12,369	559,326
Johnson & Johnson	5,267	735,905
Mastercard, Inc.	4,939	747,567
Moody's Corp.	6,396	944,114
NIKE, Inc.	5,834	364,917
Sherwin-Williams Co.	1,455	596,608
TJX Cos., Inc.	6,379	487,738
U.S. Bancorp	9,287	497,598
United Technologies Corp.	2,461	313,950
		7,075,491

Total Common Stocks (identified cost $11,128,060)		12,053,480

Total Investments — 100.6% (identified cost $11,128,060)		12,053,480
Other Assets less Liabilities — (0.6)%		(69,407)
Total Net Assets — 100.0%		$11,984,073

ADR — American Depository Receipt

PLC — Public Limited Company

See Accompanying Notes to the Schedule of Investments

Global Equity Focused Fund

Industry Allocation
As of December 31, 2017 (Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$313,950	2.6%
Apparel	364,917	3.0
Banks	1,301,724	10.9
Beverages	610,262	5.1
Chemicals	596,608	5.0
Commercial Services	944,114	7.9
Cosmetics/Personal Care	1,219,682	10.2
Diversified Financial Services	747,567	6.2
Electronics	877,610	7.3
Food	586,672	4.9
Healthcare-Products	637,685	5.3
Lodging	505,629	4.2
Machinery-Diversified	559,326	4.7
Miscellaneous Manufacturing	679,513	5.7
Pharmaceuticals	1,224,902	10.2
Retail	883,319	7.4
Total Common Stocks	12,053,480	100.6
Total Investments	12,053,480	100.6
Other Assets and Liabilities	(69,407)	(0.6)
Total Net Assets	$11,984,073	100.0%

Fiera Capital International Equity Fund

SCHEDULE OF INVESTMENTS
As of December 31, 2017 (Unaudited)

Description	Shares	Value
Common Stocks — 99.3%
Australia — 3.5%
Commonwealth Bank of Australia	42,671	$2,663,115
Canada — 2.8%
Canadian National Railway Co.	26,106	2,153,745
Denmark — 5.6%
Chr Hansen Holding A/S	17,251	1,618,141
Novo Nordisk A/S	49,648	2,667,860
		4,286,001
France — 6.3%
Essilor International SA	13,645	1,879,569
L'Oreal SA	13,537	2,999,675
		4,879,244
Germany — 6.4%
FUCHS PETROLUB SE	27,308	1,446,046
Rational AG	1,450	932,852
SAP SE	22,629	2,531,741
		4,910,639
Hong Kong— 1.7%
Hengan International Group Co., Ltd.	118,933	1,316,817

India — 3.2%
HDFC Bank, Ltd., ADR	23,996	2,439,673
Japan — 13.4%
FANUC Corp.	8,901	2,135,318
Keyence Corp.	9,010	5,033,269
Shimano, Inc.	13,221	1,858,326
Unicharm Corp.	50,811	1,319,414
		10,346,327
Netherlands — 4.5%
Unilever NV	61,172	3,444,320
Sweden — 2.7%
Svenska Handelsbanken AB	152,700	2,086,804
Switzerland — 19.2%
Cie Financiere Richemont SA	21,816	1,975,728
Geberit AG	4,298	1,891,739
Nestle SA	38,815	3,336,998
Novartis AG	22,932	1,929,686
Roche Holding AG	11,231	2,839,673
Schindler Holding AG	12,145	2,793,092
		14,766,916
Taiwan — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	68,814	2,728,475
United Kingdom — 23.4%
Bunzl PLC	47,743	1,333,871
Diageo PLC	89,707	3,287,973
Howden Joinery Group PLC	199,711	1,257,071
InterContinental Hotels Group PLC	51,273	3,261,024
Intertek Group PLC	44,686	3,124,877
London Stock Exchange Group PLC	22,982	1,175,389

Rotork PLC	607,743	$2,181,540
Spirax-Sarco Engineering PLC	31,917	2,412,942
		18,034,687
United States— 3.1%
IHS Markit, Ltd. (1)	52,152	2,354,663

Total Common Stocks (identified cost $71,518,935)		76,411,426

Total Investments — 99.3% (identified cost $71,518,935)		76,411,426
Other Assets less Liabilities — 0.7%		532,123
Total Net Assets — 100.0%		$76,943,549

(1)	Non-income producing.

ADR — American Depository Receipt

PLC — Public Limited Company

See Accompanying Notes to the Schedule of Investments

Fiera Capital International Equity Fund

Industry Allocation

As of December 31, 2017

(Unaudited)

Industry	Value	% of Total Net Assets
Banks	$7,189,593	9.3%
Beverages	3,287,973	4.3
Building Materials	1,891,739	2.5
Chemicals	1,446,046	1.9
Commercial Services	5,479,540	7.1
Cosmetics/Personal Care	7,763,409	10.1
Distribution/Wholesale	1,333,871	1.7
Diversified Financial Services	1,175,389	1.5
Electronics	7,214,809	9.4
Food	4,955,140	6.4
Hand/Machine Tools	2,793,092	3.6
Healthcare-Products	3,196,385	4.2
Home Furnishings	2,189,923	2.8
Leisure Time	1,858,326	2.4
Lodging	3,261,024	4.2
Machinery-Diversified	4,548,260	5.9
Pharmaceuticals	7,437,218	9.7
Retail	1,975,728	2.6
Semiconductors	2,728,475	3.6
Software	2,531,741	3.3
Transportation	2,153,745	2.8
Total Common Stocks	76,411,426	99.3
Total Investments	76,411,426	99.3
Other Assets and Liabilities	532,123	0.7
Total Net Assets	$76,943,549	100.0%

Fiera Capital Series Trust

Notes to the Schedule of Investments

December 31, 2017 (Unaudited)

Organization- Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016 as a statutory trust under the laws of the State of Delaware. The Trust currently consists of the Fiera Capital Global Equity Focused Fund (the “Global Equity Focused Fund”) and the Fiera Capital International Equity Fund (the “International Equity Fund”, together with the Global Equity Focused Fund each individually referred to as a “Fund” or collectively, the “Funds”), which are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”).

The investment objective of the Funds is to achieve capital appreciation. The Global Equity Focused Fund seeks to achieve its objective by investing in a portfolio of global equities. The International Equity Fund seeks to achieve its objective by investing in a portfolio of international equities.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

The Global Equity Focused Fund offers two classes of shares: Investor and Institutional. The International Equity Fund offers three classes of shares: Investor, Institutional, and Class Z. There are an unlimited number of authorized shares of each class of the Funds.

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedule of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

Investment Valuation- Securities are valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the each Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before each Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by a Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. As of December 31, 2017 some holdings within the portfolio required such valuation.

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and each Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the each Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.); or

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Funds’ assets and liabilities as of December 31, 2017:

	Global Equity Focused Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
India	$410,340	$-	$-	$410,340
Japan	-	877,610	-	877,610
Netherlands	-	709,111	-	709,111
Sweden	-	393,787	-	393,787
Switzerland	-	1,471,250	-	1,471,250
United Kingdom	-	1,115,891	-	1,115,891
United States	7,075,491	-	-	7,075,491
Total	$7,485,831	$4,567,649	$-	$12,053,480

	International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$2,663,115	$-	$2,663,115
Canada	2,153,745	-	-	2,153,745
Denmark	1,618,141	2,667,860	-	4,286,001
France	-	4,879,244	-	4,879,244
Germany	-	4,910,639	-	4,910,639
Hong Kong		1,316,817	-	1,316,817
India	2,439,673	-	-	2,439,673
Japan	-	10,346,327	-	10,346,327
Netherlands	-	3,444,320	-	3,444,320
Sweden	-	2,086,804	-	2,086,804
Switzerland	-	14,766,916	-	14,766,916
Taiwan	2,728,475	-	-	2,728,475
United Kingdom	-	18,034,687	-	18,034,687
United States	2,354,663	-	-	2,354,663
Total	$11,294,697	$65,116,729	$-	$76,411,426

As of December 31, 2017, the Funds did not hold any Level 3 securities. For the period ended December 31, 2017, there were no transfers among levels in the Funds. It is the policy of the Funds to recognize transfers between category levels at the end of the period.

FEDERAL INCOME TAXES

At December 31, 2017, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Global Equity Focused Fund	International Equity Fund
Cost of investments	$11,134,537	$71,518,935

Gross unrealized appreciation	$974,764	$5,760,486
Gross unrealized depreciation	(55,822)	(867,995)

Net unrealized appreciation on investments	$918,943	$4,892,491

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiera Capital Series Trust

By:	/s/ Benjamin Thompson
Benjamin Thompson
Principal Executive Officer

Date:	February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin Thompson
Benjamin Thompson
Principal Executive Officer

Date:	February 21, 2018

By:	/s/ Pierre Blanchette
Pierre Blanchette
Principal Financial Officer

Date:	February 21, 2018

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)